Goodwill - Summary of Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill, Beginning Balance	¥ 532,130	¥ 543,655	¥ 444,933
Acquisition of subsidiaries	329,424		103,136
Disposal		(11,585)	(4,326)
Foreign exchange difference	29	60	(88)
Goodwill, Ending Balance	¥ 861,583	¥ 532,130	¥ 543,655